                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:                   FFB Funds Trust
                                                237 Park Avenue
                                                New York, NY   10017

2 Name of each series or class of funds for which this notice is filed:

       FFB U.S. Government Income Fund

3 Investment Company Act File Number:          811-4510

  Securities Act File Number:                   33-2010

4 Last day of fiscal year for which this notice is filed:

  For the period March 1, 1995 through November 20, 1995 (date the FFB U.S. Government Income Fund ceased operations)

5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                 --------------

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:                                    Not applicable


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               Shares           Amount
                                               ------           ------
                                                33,664             285,846


8 Number and amount of scurities registered during the fiscal year other
  than pursuant to rule 24f-2:                          None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                               Shares           Amount
                                               ------           ------
  FFB U.S. Government Income Fund              129,806          $1,226,646

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

   FFB U.S. Government Income Fund             129,806          $1,226,646


11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

   FFB U.S. Government Income Fund               7,610              72,207


12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)         $1,226,646

   (ii) Aggregate price of shares issued in connection
   with dividends reinvestment plans (from item 11, if
   applicable):                                                     72,207

   (iii)Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable:            5,633,570

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):             285,846

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv)         (4,048,871)

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or                  2900
   regulation

   (vii)Fee due line (i) or line (v) multipled by line (vi):    no fee due

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a:                        ----------------

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                      Not applicable

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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Tile)
                                   --------------------------------------------
                                   Donald E. Brostrom, Asst. Treasurer
   Date
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